SHAREHOLDERS' EQUITY - Share-Based Compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation
Share-based compensation expense	$ 25,840	$ 23,757	$ 26,546
Deferred Share Unit
Share-based Compensation
Share-based compensation expense	133	997	3,114
Equity-settled Long-term Incentive Plans
Share-based Compensation
Share-based compensation expense	25,917	22,576	26,951
Stock Option Plan
Share-based Compensation
Share-based compensation expense			63
Equity Swaps (gain)/loss
Share-based Compensation
Share-based compensation expense	$ (210)	$ 184	$ (3,582)